Income Taxes - Deferred Income Taxes Assets and Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Deferred income tax assets:
Net operating losses	$ 41,537	$ 37,960
Research and development tax credits	1,196	1,192
Bad debts	39	8
Deferred revenue	4,206	931
Inventories	173	539
Intangible assets and property	3,230	2,828
Stock-based compensation	2,673	2,379
Accrued expenses and other	1,190	798
Deferred Tax Assets, Gross, Total	54,244	46,635
Deferred income tax liabilities:
Goodwill	148	140
Prepaid expenses	138	123
Deferred costs	2,850	488
Deferred Tax Liabilities, Gross, Total	3,136	751
Net deferred income tax assets	(51,108)	(45,884)
Valuation allowance	(51,256)	(46,024)
Carrying value of net deferred liability	$ (148)	$ (140)